Finance items	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance items
7.	Finance items

	Year Ended December 31,
	2020	2019
Finance income:
Interest income (a)	$17,349	$106,335
	$17,349	$106,335
Finance costs:
Interest expense and similar charges	$(340,040)	$(401,582)
Amounts capitalized to property, plant and equipment (b)	337,727	396,922
Accretion of decommissioning obligations (Note 17)	(3,197)	(5,361)
	$(5,510)	$(10,021)

(a)
Finance income includes $2.1 million (December 31, 2019 - $64.3 million) in interest income arising on the related party receivable placed with Rio Tinto under an agreement for cash management services in connection with net proceeds from the project finance facility (refer to Note 22).

(b)	The majority of the costs capitalized to property, plant and equipment were capitalized at the weighted average rate of the Company’s general borrowings of 8.3% (2019: 8.5%) (refer to Note 13).